Other equity instruments	12 Months Ended
Dec. 31, 2017
Other equity instruments

33 Other equity instruments

	Junior perpetual capital securities	Perpetual cumulative subordinated bonds	Share options and incentive plans 1)	Non-cumulative subordinated notes	Total
At January 1, 2017	3,008	454	65	271	3,797
Shares granted	-	-	26	-	26
Shares vested	-	-	(30)	-	(30)
At December 31, 2017	3,008	454	61	271	3,794

At January 1, 2016	3,008	454	68	271	3,800
Shares granted	-	-	13	-	13
Shares vested	-	-	(16)	-	(16)
At December 31, 2016	3,008	454	65	271	3,797

At January 1, 2015	3,008	454	94	271	3,827
Shares granted / Share options cost incurred	-	-	26	-	26
Shares vested / Share options forfeited	-	-	(53)	-	(53)
At December 31, 2015	3,008	454	68	271	3,800

[1]	Share options and incentive plans include the shares and options granted to personnel which are not yet vested.

Junior perpetual capital securities	Coupon rate	Coupon date, as of	Year of next call	2017	2016	2015
USD 500 million	6.50%	Quarterly, December 15	2018	424	424	424
USD 250 million	floating LIBOR rate 1)	Quarterly, December 15	2018	212	212	212
USD 500 million	floating CMS rate 2)	Quarterly, July 15	2018	402	402	402
USD 1 billion	6.375%	Quarterly, June 15	2018	821	821	821
EUR 950 million	floating DSL rate 3)	Quarterly, July 15	2018	950	950	950
EUR 200 million	6.0%	Annually, July 21	2018	200	200	200
At December 31				3,008	3,008	3,008

[1]	The coupon of the USD 250 million junior perpetual capital securities is reset each quarter based on the then prevailing three-month LIBOR yield plus a spread of 87.5 basis points, with a minimum of 4%.
[2]	The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year US dollar interest rate swap yield plus a spread of ten basis points, with a maximum of 8.5%.
[3]	The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.

The interest rate exposure on some of these securities has been swapped to a three-month LIBOR and/or EURIBOR based yield.

The securities have been issued at par. The securities have subordination provisions, rank junior to all other liabilities and senior to shareholders’ equity only. The conditions of the securities contain certain provisions for optional and required coupon payment deferral and mandatory coupon payment events. Although the securities have no stated maturity, Aegon has the right to call the securities for redemption at par for the first time on the coupon date in the years as specified, or on any coupon payment date thereafter.

Perpetual cumulative subordinated bonds	Coupon rate	Coupon date	Year of next call	2017	2016	2015
EUR 136 million	5.185% 1), 4)	Annual, October 14	2018	136	136	136
EUR 203 million	4.260% 2), 4)	Annual, March 4	2021	203	203	203
EUR 114 million	1.506% 3), 4)	Annual, June 8	2025	114	114	114
At December 31				454	454	454
[1]	The coupon of the EUR 136 million bonds was originally set at 7.25% until October 14, 2008. Subsequently, the coupon has been reset at 5.185% until October 14, 2018.
[2]	The coupon of the EUR 203 million bonds was originally set at 7.125% until March 4, 2011. Subsequently, the coupon has been reset at 4.26% until March 4, 2021.
[3]	The coupon of the EUR 114 million bonds was originally set at 8% until June 8, 2005. Subsequently, the coupon has been reset at 4.156% until 2015 and 1.506% until 2025.
[4]	If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year Dutch government securities plus a spread of 85 basis points.

The bonds have the same subordination provisions as dated subordinated debt. In addition, the conditions of the bonds contain provisions for interest deferral.

Although the bonds have no stated maturity, Aegon has the right to call the bonds for redemption at par for the first time on the coupon date in the year of next call.

Non-cumulative subordinated notes	Coupon rate	Coupon date	Year of next call	2017	2016	2015
USD 525 million	8%	Quarterly, February 15	2018	271	271	271
At December 31				271	271	271

On February 7, 2012, Aegon issued USD 525 million in aggregate principal amount of 8.00% non-cumulative subordinated notes, due 2042, in an underwritten public offering in the United States registered with the US Securities and Exchange Commission. The subordinated notes bear interest at a fixed rate of 8.00% and have been priced at 100% of their principal amount. Any cancelled interest payments will not be cumulative.

The securities are subordinated and rank senior to the junior perpetual capital securities, equally with the perpetual cumulative subordinated bonds and fixed floating subordinated notes, and junior to all other liabilities. The conditions of the securities contain certain provisions for optional and required cancellation of interest payments. The securities have a stated maturity of 30 years, however, Aegon has the right to call the securities for redemption at par on any coupon payment date. In 2017 Aegon had this right for the first time, but it was not exercised.

These notes are recognized as a compound instrument due to the nature of this financial instrument. Compound instruments are separated into an equity component and a liability component. At December 31, 2017, the equity component amounted to EUR 271 million (2016: EUR 271 million), subordinated borrowings amounted to EUR 69 million (2016: EUR 72 million) and a deferred tax liability amounting to EUR 92 million (2016: EUR 106 million).

Refer to note 34 Subordinated borrowings for details of the component classified as subordinated borrowings.

34 Subordinated borrowings

	Coupon rate	Coupon date	Year of next call	2017	2016
Fixed floating subordinated notes
EUR 700 million	4%	Annually, April 25	2024	695	695
Non-cumulative subordinated notes
USD 525 million	8%	Quarterly, February 15	2018	69	72
At December 31				764	767

On April 25, 2014, Aegon issued EUR 700 million of subordinated notes, first callable on April 25, 2024, and maturing on April 25, 2044. The coupon is fixed at 4% until the first call date and floating thereafter.

Subordinated borrowings include a liability of EUR 69 million (2016: EUR 72 million) relating to the USD 525 million non-cumulative subordinated notes issued on February 7, 2012. The liability component of the non-cumulative subordinated notes is related to the redemption amount. For further information on the non-cumulative subordinated notes and their subordination refer to note 33 Other equity instruments.

These securities are subordinated and rank senior to the junior perpetual capital securities, equally with the perpetual cumulative subordinated bonds and junior to all other liabilities. The conditions of the securities contain certain provisions for optional and required deferral of interest payments. There have been no defaults or breaches of conditions during the period.

The fair value of these loans amounted to EUR 953 million (2016: EUR 844 million).

Aegon N.V [member]
Other equity instruments

14 Other equity instruments

	Junior perpetual capital securities	Perpetual cumulative subordinated bonds	Share options and incentive plans	Non-cumula- tive subordinated notes	Total
At January 1, 2017	3,008	454	65	271	3,797
Shares granted / Share options cost incurred	-	-	26	-	26
Shares vested / Share options forfeited	-	-	(30)	-	(30)
At December 31, 2017	3,008	454	61	271	3,794

At January 1, 2016	3,008	454	68	271	3,801
Shares granted / Share options cost incurred	-	-	13	-	13
Shares vested / Share options forfeited	-	-	(16)	-	(16)
At December 31, 2016	3,008	454	65	271	3,797

Junior perpetual capital securities	Coupon rate	Coupon date, as of	Year of next call	2017	2016
USD 500 million	6.50%	Quarterly, December 15	2018	424	424
USD 250 million	floating LIBOR rate 1)	Quarterly, December 15	2018	212	212
USD 500 million	floating CMS rate 2)	Quarterly, July 15	2018	402	402
USD 1 billion	6.375%	Quarterly, June 15	2018	821	821
EUR 950 million	floating DSL rate 3)	Quarterly, July 15	2018	950	950
EUR 200 million	6.0%	Annually, July 21	2018	200	200
At December 31				3,008	3,008

[1]	The coupon of the USD 250 million junior perpetual capital securities is reset each quarter based on the then prevailing three-month LIBOR yield plus a spread of 87.5 basis points, with a minimum of 4%.
[2]	The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year US dollar interest rate swap yield plus a spread of ten basis points, with a maximum of 8.5%.
[3]	The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.

The interest rate exposure on some of these securities has been swapped to a three-month LIBOR and/or EURIBOR based yield.

The securities have been issued at par. The securities have subordination provisions, rank junior to all other liabilities and senior to shareholders’ equity only. The conditions of the securities contain certain provisions for optional and required coupon payment deferral and mandatory coupon payment events. Although the securities have no stated maturity, Aegon has the right to call the securities for redemption at par for the first time on the coupon date in the years as specified, or on any coupon payment date thereafter.

Perpetual cumulative subordinated bonds	Coupon rate	Coupon date	Year of next call	2017	2016
EUR 136 million	5.185%1), 4)	Annual, October 14	2018	136	136
EUR 203 million	4.260%2), 4)	Annual, March 4	2021	203	203
EUR 114 million	1.506%3), 4)	Annual, June 8	2025	114	114
At December 31				454	454

[1]	The coupon of the EUR 136 million bonds was originally set at 7.25% until October 14, 2008. Subsequently, the coupon has been reset at 5.185% until October 14, 2018.
[2]	The coupon of the EUR 203 million bonds was originally set at 7.125% until March 4, 2011. Subsequently, the coupon has been reset at 4.26% until March 4, 2021.
[3]	The coupon of the EUR 114 million bonds was originally set at 8% until June 8, 2005. Subsequently, the coupon has been reset at 4.156% until 2015 and 1.506% until 2025.
[4]	If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year Dutch government securities plus a spread of 85 basis points.

The bonds have the same subordination provisions as dated subordinated debt. In addition, the conditions of the bonds contain provisions for interest deferral.

Although the bonds have no stated maturity, Aegon has the right to call the bonds for redemption at par for the first time on the coupon date in the year of next call.

Non-cumulative subordinated notes	Coupon rate	Coupon date, as of	Year of next call	2017	2016
USD 525 million	8%	Quarterly, February 15	2018	271	271
At December 31				271	271

On February 7, 2012, Aegon issued USD 525 million in aggregate principal amount of 8.00% non-cumulative subordinated notes, due 2042, in an underwritten public offering in the United States registered with the US Securities and Exchange Commission. The subordinated notes bear interest at a fixed rate of 8.00% and have been priced at 100% of their principal amount. Any cancelled interest payments will not be cumulative.

The securities are subordinated and rank senior to the junior perpetual capital securities, equally with the perpetual cumulative subordinated bonds and fixed floating subordinated notes, and junior to all other liabilities. The conditions of the securities contain certain provisions for optional and required cancellation of interest payments. The securities have a stated maturity of 30 years, however, Aegon has the right to call the securities for redemption at par for the first time on the first coupon date in August 2017, or on any coupon payment date thereafter.

These notes are recognized as a compound instrument due to the nature of this financial instrument. Compound instruments are separated into an equity component and a liability component. At December 31, 2017, the equity component amounted to EUR 271 million (2016: EUR 271 million), subordinated borrowings amounted to EUR 69 million (2016: EUR 72 million) and a deferred tax liability amounting to EUR 92 million (2016: EUR 106 million).

Refer to note 15 Subordinated borrowings for details of the component classified as subordinated borrowings.